Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Millions	Mar. 31, 2023 USD ($)
Leases [Abstract]
2023	$ 8
2024	9
2025	7
2026	6
2027	5
Thereafter	20
Total lease payments	55
Less imputed interest	(10)
Operating lease, liabilities	$ 45